Investments (Details) - Schedule of Investments in and Advances to Affiliates, Schedule of Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Schedule of Investments [Line Items]
Opening balance	£ 15,470,848	£ 12,583,432	£ 12,217,081
Additions	46,779	2,226,258	329,728
Disposals	(2,757,146)	(95,327)	(59,321)
Revaluations	(92,440)	(87,892)
Share of profit or loss	644,775	4,309,335	2,384,573
Dividends received	(2,532,381)	(2,579,421)	(2,347,984)
Movements in equity	26,460	(655,944)	(112,050)
Other movements	49,477
Gains/(losses) on translation	516,849	(229,593)	171,405
Ending balance	11,373,221	15,470,848	12,583,432
Opening balance	673,355	430,855	199,847
Impairment losses/charge		242,500	231,008
Ending balance	673,355	673,355	430,855
Carrying amount	10,699,866	14,797,493	12,152,577
Interests in Associates [Member]
Schedule of Investments [Line Items]
Opening balance	2,960,255	2,902,373	3,014,578
Additions		0	250,734
Disposals	(54,614)	(10,206)	0
Revaluations		0
Share of profit or loss	578,126	1,410,850	459,284
Dividends received	(1,625,101)	(1,312,561)	(902,844)
Movements in equity		0	0
Gains/(losses) on translation	105,848	(30,201)	80,621
Ending balance	1,964,514	2,960,255	2,902,373
Opening balance	231,008	231,008	0
Impairment losses/charge		0	231,008
Ending balance	231,008	231,008	231,008
Carrying amount	1,733,506	2,729,247	2,671,365
Joint Venture [Member]
Schedule of Investments [Line Items]
Opening balance	10,265,495	9,482,998	9,081,205
Additions	7,452	6,208	90
Disposals	(2,683,398)	0	(57,180)
Revaluations		0
Transfer	8,020
Share of profit or loss	66,649	2,898,485	1,925,289
Dividends received	(907,280)	(1,266,860)	(1,445,140)
Movements in equity	26,460	(655,944)	(112,050)
Gains/(losses) on translation	46,582	(199,392)	90,784
Ending balance	6,829,980	10,265,495	9,482,998
Opening balance	169,418	169,418	169,418
Impairment losses/charge		0	0
Ending balance	169,418	169,418	169,418
Carrying amount	6,660,562	10,096,077	9,313,580
Other investments other than loans {Member}
Schedule of Investments [Line Items]
Opening balance	2,245,098	198,061	121,298
Additions	39,327	2,220,050	78,904
Disposals	(19,134)	(85,121)	(2,141)
Revaluations	(92,440)	(87,892)
Transfer	(8,020)
Share of profit or loss			0
Dividends received			0
Movements in equity			0
Other movements	49,477
Gains/(losses) on translation	364,419	0	0
Ending balance	2,578,727	2,245,098	198,061
Opening balance	272,929	30,429	30,429
Impairment losses/charge		242,500	0
Ending balance	272,929	272,929	30,429
Carrying amount	£ 2,305,798	£ 1,972,169	£ 167,632